Trade and Other Receivables - Summary Of Unbilled Revenue And Retentions Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Unbilled Revenue And Retentions [Abstract]
Beginning balance, Unbilled revenue	$ 361	$ 297
Translation adjustment, Unbilled revenues	(19)	(4)
Additional contract balances recognised, Unbilled revenue	348	318
Invoiced in the period, Unbilled revenue	(279)	(239)
Received from customers, Unbilled revenue	0	0
Written off, Unbilled Revenue	0	(11)
Disposals, Unbilled revenue	(9)	0
Ending balance, Unbilled revenue	402	361
Beginning balance, Retentions	204	202
Translation adjustment, Retentions	(9)	(1)
Additional contract balances recognised, Retentions	144	130
Invoiced in the period, Retentions	0	0
Received from customers, Retentions	(135)	(125)
Written off, Retentions	0	0
Disposals, Retentions	0	(2)
Ending balance, Retentions	$ 204	$ 204